UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21575

Bryce Capital Funds

(Exact name of registrant as specified in charter)

2 Thornell Road, Pittsford, NY    14534

(Address of principal executive offices)  (Zip code)

Dennis E.. Lohouse, CFA; 95 Allens Creek Road. Rochester, NY 14618

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-381-2990

Date of fiscal year end:

6/30/10

Date of reporting period: 03/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Value Fund
Investments March 31, 2010
Showing Percentage of Net Assets

COMMON STOCK		99.72%
		Shares	Value

Industrials		4.4%
	L-3 Comm Titan	1,125	104,558
+	Corrections CP America	600	11,923
	Lockheed Martin Corporation	1,250	105,113
			221,594

Consumer Discretionary		16.5%

	Coach Inc.	2,700	107,757
	Cracker Barrel Old Ctry Store	2,200	101,178
+	Deckers Outdoor	750	105,615
+	Dollar Tree	1,700	101,269
+	Gymboree Corporation	2,000	105,660
+	Kohls Corp	1,900	104,975
	Ross Stores Inc	1,900	101,232
	Yum Brands Inc.	2,700	103,626
			831,312

Consumer Staples		6.0%
	Diamond Foods	2,400	103,008
	McCormick & Company	2,500	95,725
	Pepsico Incorporated	1,525	101,825
			300,558

Energy		4.1%
	Core Laboratories	800	104,280
	World Fuel Svcs Corp	3,700	100,381
			204,661

Financials		15.7%
+	Affiliated Managers Group Inc Com	1,325	105,695
	Commerce Bankshares, Inc.	2,635	107,824
	Eaton Vance	2,700	91,368
	Goldman Sachs Group Inc Com	600	102,828
	Morgan Stanley Co	3,400	99,314
+	Ocwen Finl Corp	9,050	99,912
	Travelers Co. (The)	1,700	91,681
	Willis Group Holdings Ltd	2900	92336
			790,958

Bryce Capital Value Fund
Investments - continued

Health Care		27.0%
	Amerisourcebergen	3,700	108,336
	Biovail	6,500	109,330

+	Davita	1,650	104,643
+	Edwards Lifesciences Corp	1,050	105,126
+	Humana	2,000	94,680
	Lilly (Eli)	3,000	107,700
	McKesson Inc.	1,650	110,088
+	Medco Hearlth Solutions Inc	1,525	99,430
+	Mednax	1,650	99,165
+	Mettler-Toledo Int'l	900	99,279
	Teva Pharmaceutical Inds Ltd Adr	1,625	103,301
+	Thermo Electron Corp.	2,100	108,486
+	Waters Corp.	1,600	108,624
			1,358,188

Materials		6.1%
	Potash Corp. Saskatchewan, Inc.	850	102,161
	Scotts Miracle-Gro Company	2,300	107,180
	The Mosaic Co.	1,650	99,082
			308,423

Information Technology		20.0%
+	Blue Coat Systems	2,955	93,791
+	BMC Software Inc	2,700	102,924
+	Check Point Software Technologies Ltd	3,050	106,140
+	Dell Inc.	6,950	104,041
+	EMC Corp	5,500	99,220
	Flir Systems	3,000	84,090
	Maximus Inc	1,700	104,159
+	Open Text Corp Com	2,300	109,365
	PerkinElmer Inc.	4,275	103,925
+	Skyworks Solutions Inc	6,300	100,989
			1,008,644

TOTAL COMMON STOCKS			$ 5,024,338

Bryce Capital Value Fund
Investments - continued

MONEY MARKET FUNDS

Dreyfus Institutional Rs Money Fund			14,148

TOTAL MONEY MARKET FUNDS			14,148

NET INVESTMENT ASSETS - 100.0%			$ 5,038,486

	+ non income producing security

Bryce Capital Growth Fund
Investments March 31, 2010
Showing Percentage of Net Assets

COMMON STOCK		100.00%

		Shares	Value

Consumer Discretionary		31.2%
+	Amazon Com Inc	1,000	136,550
+	BJ's Restaurants Inc	7,700	180,257
+	Buffalo Wild Wings Inc	3,800	184,414
+	Chipolte Mexican Grill, Inc.	1,650	188,892
+	Las Vegas Sands, Inc	8,500	180,285
+	Netflix Com Inc	2,300	172,638
+	Panera Bread Co	2,300	177,491
+	Priceline Com Inc	700	179,193
	TJX Cos Inc New	4,000	172,800
			1,572,520

Consumer Staples		6.7%
+	Green Mountain Coffee Roasters	1,800	168,948
+	Whole Foods Mkt Inc	4,600	166,796
			335,744

Energy		2.9%
	National Oilwell Varco Inc.	3,650	147,679

			147,679

Financials		6.3%
	Blackrock, Inc	700	153,391
+	Intercontinental Exchange Inc.	1,500	165,540
			318,931

Health Care		23.1%
+	Almost Family	4,250	160,565
+	Cerner Corp Com	1,750	148,645
+	Express Scripts	1,700	172,720
+	HMS Hldgs Corp	3,300	171,798
+	IDEXX Laboratories, Inc	3,050	175,833
+	Intuitive Surgical	500	174,456
	Quality Sys Inc	2,550	157,335
			1,161,352

Bryce Capital Growth Fund
Investments - continued

Information Technology		29.8%
+	Apple Inc Com	750	176,872
	Broadcom Corp Cl A	5,125	170,252
+	Google Inc. Cl A	275	155,842
+	Marvell Technology Group Ltd	7,550	156,738
	Mastercard Inc., Cl. A	600	151,446
+	NVIDIA Corp Com	10,300	181,589
+	Nuance Corporation	10,000	164,500
+	Sandisk Corporation	4,800	167,904
+	Vmware, Inc.	3,300	174,834
			1,499,977

TOTAL COMMON STOCKS			$ 5,036,203

MONEY MARKET FUNDS

			0

TOTAL MONEY MARKET FUNDS			0

NET INVESTMENT ASSETS - 100.0%			$ 5,036,203

	+ Indicates stock with no dividend income

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date

05/13/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Edmond D. .Sheidlower

        Edmond D. Sheidlower, President

Date

05/13/10

By (Signature and Title)

*/s/ Dennis E. .Lohouse, CFA

       Dennis E. Lohouse, CFA, Chairman and Treasurer

Date

05/13/10